Consolidated Statements of Earnings - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Consolidated Statements of Earnings [Abstract]
Sales (note 24)		$ 265,583	$ 286,890	$ 269,546
Cost of sales	[1]	114,558	118,677	105,004
Selling and administrative		92,293	98,646	98,794
Net research and development		45,487	50,553	57,154
Depreciation of property, plant and equipment		5,563	5,469	5,444
Depreciation of lease right-of-use assets (note 2)		3,349	0	0
Amortization of intangible assets		6,467	9,012	10,327
Change in fair value of cash-contingent consideration		0	0	(670)
Interest and other expense		956	718	1,378
Foreign exchange (gain) loss		428	949	(1,309)
Share in net loss of an associate		0	0	2,080
Gain on deemed disposal of the investment in an associate		0	0	(2,080)
Earnings (loss) before income taxes		(3,518)	2,866	(6,576)
Income taxes (note 22)		6,022	5,346	5,678
Net loss for the year		(9,540)	(2,480)	(12,254)
Net loss for the year attributable to non-controlling interest		0	0	(352)
Net loss for the year attributable to parent interest		$ (9,540)	$ (2,480)	$ (11,902)
Basic and diluted net loss attributable to parent interest per share (in dollars per share)		$ (0.17)	$ (0.04)	$ (0.22)
Basic weighted average number of shares outstanding (in shares)		55,604	55,325	54,998
Diluted weighted average number of shares outstanding (note 23) (in shares)		55,604	55,325	54,998

[1]	The cost of sales is exclusive of depreciation and amortization, shown separately.